Right-of-use asset and lease liability:	12 Months Ended
Dec. 31, 2022
Right-of-use asset and lease liability:
Right-of-use asset and lease liability:

6.    Right-of-use asset and lease liability:

BELLUS Health Inc.’s leases are mainly real estate leases for office space.

The Company leases office space in Laval, Quebec, Canada. In November 2021, this property lease was amended for the expansion of the leased office space, and for the extension of the initial lease term through December 31, 2024 (previous expiry date on September 30, 2023).

The Company also leases office space in Wilmington, Delaware, United States. This property lease was entered into in November 2022 and expires in September 2028. The property lease includes a renewal option upon expiry date, which was not accounted for in the Right-of-use asset and lease liability presented in the consolidated financial position.

Right-of-use asset:

Carrying
value

Cost:
Balance as at December 31, 2020	$802
Additions to right-of-use asset	545
Balance as at December 31, 2021	1,347
Additions to right-of-use asset	758
Balance as at December 31, 2022	$2,105

Accumulated amortization:
Balance as at December 31, 2020	$(301)
Depreciation	(193)
Balance as at December 31, 2021	(494)
Depreciation	(305)
Balance as at December 31, 2022	$(799)

Net carrying value:
Balance as at December 31, 2021	$853
Balance as at December 31, 2022	1,306

6.   Right-of-use asset and lease liability (continued):

Lease liability:

Carrying
value

Balance as at December 31, 2021	$871
Addition to lease liability	758
Interest expense	41
Principal repayment	(331)
Foreign exchange gain	(56)
Balance as at December 31, 2022	$1,283
Current portion of lease liability	351
Non-current portion of lease liability	$932

Balance as at December 31, 2020	$503
Addition to lease liability	545
Interest expense	29
Principal repayment	(209)
Foreign exchange loss	3
Balance as at December 31, 2021	$871
Current portion of lease liability	254
Non-current portion of lease liability	$617

The remaining life of the Company’s property lease in Canada as of December 31, 2022 is 2.0 years.Lease payments under the amended Lease were discounted using an incremental borrowing rate of 3.5%. Lease payments under the initial lease were discounted using an incremental borrowing rate of 5%.

The remaining life of the Company’s property lease in the United States as of December 31, 2022 is 5.7 years. Lease payments under the lease were discounted using an incremental borrowing rate of 6.15%.

Minimum annual payments under the non-cancelable leases, undiscounted, are as follows:

Years ending December 31,

2023	$431
2024	459
2025	158
2026	161
2027 and thereafter	275
$1,484